Quarterly Report
July 31, 2021
MFS®  Emerging Markets Debt Local Currency Fund
EML-Q3

Portfolio of Investments
7/31/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 89.9%
Brazil – 9.7%
Federative Republic of Brazil, 10%, 1/01/2023	BRL	157,327,000	$31,011,112
Federative Republic of Brazil, 0%, 1/01/2024		32,198,000	5,069,052
MC Brazil Downstream Trading S.à r.l., 7.25%, 6/30/2031 (n)		$1,039,000	1,077,859
Nota do Tesouro Nacional, 10%, 1/01/2025	BRL	28,172,000	5,600,382
			$42,758,405
Chile – 4.0%
AES Gener S.A., 6.35% to 4/07/2025, FLR (CMT - 5yr. + 4.917%) to 4/07/2030, FLR (CMT - 5yr. + 5.167%) to 4/07/2045, FLR (CMT - 5yr. + 5.917%) to 10/07/2079 (n)		$1,352,000	$1,428,401
Republic of Chile, 2.3%, 10/01/2028 (n)	CLP	4,815,000,000	5,566,575
Republic of Chile, 5%, 10/01/2028 (n)		4,525,000,000	6,178,638
Republic of Chile, 4.7%, 9/01/2030		3,380,000,000	4,547,671
			$17,721,285
China – 12.6%
China Development Bank, 3.23%, 1/10/2025	CNY	39,170,000	$6,148,105
China Development Bank, 3.45%, 9/20/2029		94,710,000	14,812,860
Export–Import Bank of China, 3.14%, 4/02/2024		91,120,000	14,254,355
Republic of China, 3.25%, 6/06/2026		130,010,000	20,632,490
			$55,847,810
Colombia – 7.3%
Empresas Publicas de Medellin E.S.P., 8.375%, 11/08/2027 (n)	COP	4,009,000,000	$987,378
Republic of Colombia, 5.75%, 11/03/2027		64,427,600,000	16,024,219
Republic of Colombia, “B”, 6%, 4/28/2028		7,426,500,000	1,852,340
Republic of Colombia, Inflation Linked Bond, 3.3%, 3/17/2027		11,286,159,784	3,029,365
Sierracol Energy Andina LLC, 6%, 6/15/2028 (n)		$1,050,000	1,051,313
Titulos de Tesoreria, 7.5%, 8/26/2026	COP	21,891,200,000	6,000,593
Titulos de Tesoreria, “B”, 7.75%, 9/18/2030		13,115,500,000	3,558,129
			$32,503,337
Czech Republic – 3.1%
Czech Republic, 2.4%, 9/17/2025	CZK	263,530,000	$12,664,826
PPF Telecom Group B.V., 3.25%, 9/29/2027	EUR	900,000	1,153,035
			$13,817,861
Egypt – 1.5%
Arab Republic of Egypt, 0%, 8/10/2021	EGP	33,950,000	$2,157,106
Arab Republic of Egypt, 0%, 9/07/2021		36,050,000	2,270,912
Arab Republic of Egypt, 0%, 10/26/2021		33,975,000	2,099,158
			$6,527,176
Guatemala – 0.4%
Banco Industrial S. A., 4.875% to 1/29/2026, FLR (CMT - 5yr. + 4.442%) to 1/29/2031 (n)		$1,064,000	$1,101,240
Investment Energy Resources Ltd., 6.25%, 4/26/2029 (n)		797,000	868,730
			$1,969,970
Hungary – 1.0%
Government of Hungary, 2.25%, 4/20/2033	HUF	1,404,650,000	$4,343,152
India – 2.7%
Cliffton Ltd., 6.25%, 10/25/2025 (n)		$1,499,000	$1,431,545
Delhi International Airport Ltd., 6.45%, 6/04/2029 (n)		563,000	546,392
GMR Hyderabad International Airport Ltd., 4.75%, 2/02/2026 (n)		1,500,000	1,520,275
GMR Hyderabad International Airport Ltd., 4.75%, 2/02/2026		250,000	253,379
Republic of India, 7.27%, 4/08/2026	INR	457,270,000	6,495,120

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
India – continued
Shriram Transport Finance Co. Ltd., 5.1%, 7/16/2023		$384,000	$385,440
Shriram Transport Finance Co. Ltd., 4.4%, 3/13/2024 (n)		1,320,000	1,313,400
			$11,945,551
Indonesia – 7.1%
Republic of Indonesia, 7%, 5/15/2027	IDR	120,688,000,000	$8,945,724
Republic of Indonesia, 9%, 3/15/2029		40,437,000,000	3,276,974
Republic of Indonesia, 7%, 9/15/2030		106,554,000,000	7,735,986
Republic of Indonesia, 7.5%, 8/15/2032		74,768,000,000	5,520,604
Republic of Indonesia, 7.5%, 5/15/2038		52,239,000,000	3,777,849
Republic of Indonesia, 8.375%, 4/15/2039		28,889,000,000	2,244,203
			$31,501,340
Israel – 0.5%
Energean Israel Finance Ltd., 4.875%, 3/30/2026		$1,250,000	$1,277,750
Mizrahi Tefahot Bank Ltd., 3.077% to 4/07/2026, FLR (CMT - 5yr. + 2.25%) to 4/07/2031 (n)		877,000	879,631
			$2,157,381
Macau – 0.1%
MGM China Holdings Ltd., 4.75%, 2/01/2027 (n)		$571,000	$575,283
Malaysia – 6.8%
Government of Malaysia, 4.048%, 9/30/2021	MYR	35,000,000	$8,323,710
Government of Malaysia, 3.62%, 11/30/2021		52,464,000	12,505,728
Government of Malaysia, 4.232%, 6/30/2031		15,755,000	3,990,282
Government of Malaysia, 3.757%, 5/22/2040		3,403,000	781,674
Government of Malaysia, 4.065%, 6/15/2050		18,827,000	4,364,652
			$29,966,046
Mexico – 6.6%
Grupo Axo S.A.P.I. de C.V., 5.75%, 6/08/2026 (n)		$764,000	$769,730
Grupo Axo S.A.P.I. de C.V., 5.75%, 6/08/2026		200,000	201,500
Petroleos Mexicanos, 7.47%, 11/12/2026	MXN	10,559,900	474,781
Red de Carreteras de Occidente SAPIB de C.V., 9%, 6/10/2028 (n)		12,962,400	666,984
United Mexican States, 10%, 12/05/2024		36,670,000	2,050,868
United Mexican States, 5.75%, 3/05/2026		147,950,000	7,220,443
United Mexican States, 8.5%, 5/31/2029		193,370,000	10,692,335
United Mexican States, 7.75%, 5/29/2031		37,800,000	2,014,468
United Mexican States, 8%, 11/07/2047		96,400,000	5,024,253
			$29,115,362
Morocco – 0.2%
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 3.75%, 6/23/2031 (n)		$939,000	$951,275
North Macedonia – 0.2%
Republic of North Macedonia, 1.625%, 3/10/2028 (n)	EUR	810,000	$958,633
Peru – 2.3%
Banco de Credito del Peru, 4.65%, 9/17/2024 (n)	PEN	10,403,000	$2,554,714
Peru LNG, 5.375%, 3/22/2030		$1,360,000	1,047,200
Republic of Peru, 6.95%, 8/12/2031	PEN	15,531,000	3,991,710
Republic of Peru, 6.9%, 8/12/2037		6,166,000	1,447,406
San Miguel Industrias PET S.A., 3.5%, 8/02/2028 (n)		$1,345,000	1,316,755
			$10,357,785

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Poland – 1.5%
Government of Poland, 2.5%, 7/25/2026	PLN	20,502,000	$5,695,991
Synthos S.A., 2.5%, 6/07/2028 (n)	EUR	921,000	1,080,409
			$6,776,400
Romania – 0.6%
Republic of Romania, 4.75%, 2/24/2025	RON	10,200,000	$2,619,285
Russia – 4.7%
Russian Federation, 7.75%, 9/16/2026	RUB	571,749,000	$8,181,517
Russian Federation, 7.05%, 1/19/2028		129,862,000	1,806,523
Russian Federation, 7.25%, 5/10/2034		549,391,000	7,744,033
Russian Federation, Inflation Linked Bond, 2.5%, 2/02/2028		64,869,934	871,912
Russian Federation, Inflation Linked Bond, 2.5%, 7/17/2030		152,961,814	2,054,464
			$20,658,449
South Africa – 12.2%
Eskom Holdings SOC Ltd. (Republic of South Africa), 7.85%, 4/02/2026	ZAR	36,000,000	$2,403,107
Republic of South Africa, 10.5%, 12/21/2026		88,526,000	6,884,499
Republic of South Africa, 8%, 1/31/2030		317,955,000	20,644,156
Republic of South Africa, 7%, 2/28/2031		62,395,000	3,668,854
Republic of South Africa, 8.875%, 2/28/2035		110,104,000	6,817,537
Republic of South Africa, 9%, 1/31/2040		168,155,000	10,053,112
Republic of South Africa, Inflation Linked Bond, 2%, 1/31/2025		33,154,143	2,226,592
Transnet SOC Ltd. (Republic of South Africa), 13.5%, 4/18/2028		14,800,000	1,216,527
			$53,914,384
Sri Lanka – 0.4%
Republic of Sri Lanka, 6.75%, 4/18/2028		$1,400,000	$856,184
Republic of Sri Lanka, 7.85%, 3/14/2029 (n)		1,172,000	717,358
			$1,573,542
Thailand – 2.7%
Kingdom of Thailand, 3.775%, 6/25/2032	THB	241,810,000	$8,870,483
Kingdom of Thailand, 1.6%, 6/17/2035		27,600,000	794,827
Kingdom of Thailand, 3.3%, 6/17/2038		63,681,000	2,253,470
			$11,918,780
Turkey – 0.2%
Republic of Turkey, 12.4%, 3/08/2028	TRY	10,281,000	$1,006,625
Uruguay – 1.4%
Oriental Republic of Uruguay, 8.5%, 3/15/2028	UYU	232,077,000	$5,505,020
Oriental Republic of Uruguay, 8.25%, 5/21/2031		35,031,000	814,817
			$6,319,837
Zambia – 0.1%
First Quantum Minerals Ltd., 6.875%, 10/15/2027 (n)		$558,000	$604,733
Total Bonds			$398,409,687
Common Stocks – 0.0%
Canada – 0.0%
Frontera Energy Corp. (a)		16,374	$100,582

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 8.0%
Money Market Funds – 8.0%
MFS Institutional Money Market Portfolio, 0.03% (v)	35,485,801	$35,485,801

Other Assets, Less Liabilities – 2.1%		9,094,305
Net Assets – 100.0%		$443,090,375
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $35,485,801 and $398,510,269, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $34,147,251, representing 7.7% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
BZDIOVRA	Brazil Interbank Deposit Rate
CMT	Constant Maturity Treasury
COLIBOR	Columbia Interbank Offered Rate
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
TIIE	Interbank Equilibrium Interest Rate
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
BRL	Brazilian Real
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi (Offshore)
CNY	China Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
EGP	Egypt Pound
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	South Korean Won
KZT	Kazakhstani Tenge
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian New Leu
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Portfolio of Investments (unaudited) – continued
Derivative Contracts at 7/31/21
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
CLP	818,095,000	USD	1,074,292	Citibank N.A.	11/02/2021	$520
CNH	2,856,000	USD	439,257	BNP Paribas S.A.	10/08/2021	93
CNH	99,726,351	USD	15,322,478	JPMorgan Chase Bank N.A.	10/08/2021	18,817
CZK	9,567,000	USD	438,372	BNP Paribas S.A.	10/08/2021	6,221
CZK	208,011,219	USD	9,551,298	Merrill Lynch International	10/08/2021	115,298
EUR	2,634,397	USD	3,111,687	Deutsche Bank AG	10/08/2021	17,454
EUR	1,864,000	USD	2,213,452	Merrill Lynch International	10/08/2021	610
HUF	4,906,086,222	USD	16,170,618	Barclays Bank PLC	10/08/2021	30,894
HUF	333,456,000	USD	1,088,275	Morgan Stanley Capital Services, Inc.	10/08/2021	12,906
IDR	35,892,862,163	USD	2,447,093	Barclays Bank PLC	9/22/2021	25,936
IDR	4,537,500,000	USD	308,949	Citibank N.A.	9/22/2021	3,686
IDR	134,898,267,200	USD	9,230,600	JPMorgan Chase Bank N.A.	9/22/2021	63,931
IDR	32,058,736,000	USD	2,192,800	Merrill Lynch International	9/22/2021	16,056
KZT	1,365,910,000	USD	3,126,291	Deutsche Bank AG	9/13/2021	49,616
KZT	516,350,000	USD	1,162,951	JPMorgan Chase Bank N.A.	9/13/2021	37,626
MXN	8,777,000	USD	436,133	Brown Brothers Harriman	10/08/2021	839
MXN	285,112,230	USD	14,107,024	Citibank N.A.	10/08/2021	87,598
PHP	109,361,000	USD	2,167,023	Citibank N.A.	9/08/2021	18,223
PLN	2,686,000	USD	695,072	Brown Brothers Harriman	10/08/2021	2,285
PLN	1,317,000	USD	338,109	State Street Bank Corp.	10/08/2021	3,819
RON	1,823,000	USD	436,015	Deutsche Bank AG	10/08/2021	2,689
RON	44,496,852	USD	10,610,404	JPMorgan Chase Bank N.A.	10/08/2021	97,751
RSD	128,139,000	USD	1,292,115	Citibank N.A.	9/02/2021	353
RUB	24,242,000	USD	325,452	Goldman Sachs International	9/23/2021	3,127
RUB	1,274,362,935	USD	17,121,331	JPMorgan Chase Bank N.A.	9/23/2021	151,543
THB	9,514,000	USD	289,076	JPMorgan Chase Bank N.A.	9/20/2021	317
TRY	44,482,020	USD	4,962,684	JPMorgan Chase Bank N.A.	10/08/2021	141,499
TRY	1,886,000	USD	211,796	State Street Bank Corp.	10/08/2021	4,617
USD	4,304,046	AUD	5,775,000	State Street Bank Corp.	10/08/2021	64,744
USD	2,750,026	BRL	13,896,000	Citibank N.A.	8/03/2021	81,951
USD	6,408,247	BRL	32,794,194	Goldman Sachs International	8/03/2021	111,661
USD	1,605,561	BRL	8,359,194	Goldman Sachs International	10/04/2021	13,622
USD	435,200	BRL	2,215,690	JPMorgan Chase Bank N.A.	8/03/2021	9,781
USD	219,072	BRL	1,122,000	Morgan Stanley Capital Services, Inc.	8/03/2021	3,645
USD	1,718,700	CLP	1,287,878,080	Banco Santander S.A	9/21/2021	24,009
USD	5,109,296	CLP	3,885,364,000	Barclays Bank PLC	11/02/2021	4,711
USD	5,309,325	CLP	3,885,364,000	Citibank N.A.	8/06/2021	190,042
USD	112,386	CLP	84,867,000	Citibank N.A.	9/21/2021	711
USD	2,672,446	CLP	1,968,122,592	JPMorgan Chase Bank N.A.	9/21/2021	82,636
USD	769,426	CNH	5,000,000	Brown Brothers Harriman	10/08/2021	257
USD	441,426	COP	1,705,207,000	BNP Paribas S.A.	9/07/2021	2,540
USD	3,388,634	COP	13,022,409,034	Goldman Sachs International	9/07/2021	36,931
USD	9,725,746	COP	37,148,307,592	JPMorgan Chase Bank N.A.	9/07/2021	164,528
USD	411,302	HUF	124,289,240	State Street Bank Corp.	10/08/2021	859
USD	4,383,114	KRW	5,037,851,000	Citibank N.A.	10/18/2021	8,220
USD	1,272,700	MYR	5,336,456	Barclays Bank PLC	9/13/2021	10,343
USD	878,000	PEN	3,469,154	Banco Santander S.A	11/08/2021	23,863
USD	846,637	PEN	3,235,000	Barclays Bank PLC	11/08/2021	50,151
USD	4,495,671	PEN	16,862,923	Citibank N.A.	11/08/2021	343,868
USD	840,100	PEN	3,229,784	Goldman Sachs International	11/08/2021	44,898
USD	213,457	PHP	10,482,000	Barclays Bank PLC	9/08/2021	4,006
USD	2,319,424	PHP	111,228,000	Citibank N.A.	9/08/2021	96,872

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives − continued
USD	3,393,274	PHP	162,758,410	JPMorgan Chase Bank N.A.	9/08/2021	$141,044
USD	616,644	PLN	2,360,873	BNP Paribas S.A.	10/08/2021	3,698
USD	440,325	RUB	32,390,000	Goldman Sachs International	9/23/2021	1,307
USD	1,431,928	THB	44,849,076	JPMorgan Chase Bank N.A.	8/18/2021	67,512
USD	118,045	TWD	3,295,000	Barclays Bank PLC	9/30/2021	214
USD	6,458,263	TWD	178,086,000	Citibank N.A.	8/11/2021	90,131
USD	4,355,497	TWD	120,562,000	JPMorgan Chase Bank N.A.	8/11/2021	44,352
USD	4,740,890	TWD	131,333,000	Morgan Stanley Capital Services, Inc.	9/30/2021	44,335
USD	1,511,280	ZAR	22,280,473	Barclays Bank PLC	10/08/2021	3,194
USD	424,111	ZAR	6,139,085	State Street Bank Corp.	10/08/2021	8,578
						$2,693,538
Liability Derivatives
BRL	15,564,000	USD	3,028,567	Citibank N.A.	8/03/2021	$(40,230)
BRL	32,794,194	USD	6,417,685	Goldman Sachs International	8/03/2021	(121,100)
BRL	2,375,000	USD	462,080	Goldman Sachs International	10/04/2021	(9,781)
BRL	7,054,194	USD	1,377,342	JPMorgan Chase Bank N.A.	8/03/2021	(22,916)
BRL	1,122,000	USD	216,904	Morgan Stanley Capital Services, Inc.	8/03/2021	(1,476)
CLP	3,885,364,000	USD	5,125,810	Barclays Bank PLC	8/06/2021	(6,527)
CLP	1,535,181,842	USD	2,084,570	JPMorgan Chase Bank N.A.	9/21/2021	(64,458)
CZK	10,863,000	USD	505,591	State Street Bank Corp.	10/08/2021	(771)
EUR	1,858,000	USD	2,209,899	Merrill Lynch International	10/08/2021	(2,964)
HUF	131,462,000	USD	435,115	Brown Brothers Harriman	10/08/2021	(984)
MYR	43,053,225	USD	10,412,896	Barclays Bank PLC	9/13/2021	(228,512)
MYR	3,666,000	USD	870,784	Goldman Sachs International	9/13/2021	(3,579)
PEN	15,948,000	USD	4,127,006	Barclays Bank PLC	11/08/2021	(200,466)
PEN	1,668,000	USD	433,247	Citibank N.A.	11/08/2021	(22,570)
PEN	456,000	USD	115,318	Deutsche Bank AG	11/08/2021	(3,046)
PEN	11,779,000	USD	3,081,088	JPMorgan Chase Bank N.A.	11/08/2021	(180,993)
PLN	1,705,000	USD	444,122	Brown Brothers Harriman	10/08/2021	(1,459)
PLN	124,507,976	USD	32,466,649	HSBC Bank	10/08/2021	(141,043)
PLN	5,894,000	USD	1,536,815	Merrill Lynch International	10/08/2021	(6,575)
THB	33,892,000	USD	1,038,110	JPMorgan Chase Bank N.A.	8/18/2021	(7,033)
THB	632,624,691	USD	19,313,836	JPMorgan Chase Bank N.A.	9/20/2021	(70,905)
USD	318,887	BRL	1,668,000	Citibank N.A.	8/03/2021	(1,375)
USD	920,533	BRL	4,838,504	JPMorgan Chase Bank N.A.	8/03/2021	(8,475)
USD	1,716,900	CNH	11,198,807	HSBC Bank	10/08/2021	(5,856)
USD	1,325,800	CNH	8,627,252	Morgan Stanley Capital Services, Inc.	10/08/2021	(1,364)
USD	8,620,100	CNH	56,285,065	State Street Bank Corp.	10/08/2021	(38,452)
USD	439,165	CZK	9,549,000	State Street Bank Corp.	10/08/2021	(4,592)
USD	1,210,203	EUR	1,020,490	JPMorgan Chase Bank N.A.	10/08/2021	(1,936)
USD	26,811,255	EUR	22,693,609	Merrill Lynch International	10/08/2021	(144,245)
USD	267,716	EUR	226,000	State Street Bank Corp.	10/08/2021	(727)
USD	1,065,463	IDR	15,651,336,000	Citibank N.A.	9/22/2021	(12,918)
USD	1,701,746	MXN	34,376,005	BNP Paribas S.A.	10/08/2021	(9,701)
USD	846,984	MXN	17,131,000	State Street Bank Corp.	10/08/2021	(5,901)
USD	332,519	PHP	16,752,000	Citibank N.A.	9/08/2021	(2,218)
USD	5,155,479	RUB	383,805,105	JPMorgan Chase Bank N.A.	9/23/2021	(46,663)
USD	22,549,800	ZAR	333,782,136	Goldman Sachs International	10/08/2021	(42,727)
USD	422,510	ZAR	6,287,555	Morgan Stanley Capital Services, Inc.	10/08/2021	(3,072)
						$(1,467,610)

Portfolio of Investments (unaudited) – continued
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
Euro-Bund 10 yr	Short	EUR	10	$2,094,561	September – 2021	$(60,760)
U.S. Treasury Note 10 yr	Short	USD	19	2,554,609	September – 2021	(46,828)
U.S. Treasury Note 5 yr	Short	USD	32	3,982,250	September – 2021	(21,557)
U.S. Treasury Ultra Note 10 yr	Short	USD	64	9,616,000	September – 2021	(286,198)
						$(415,343)
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
3/24/23	COP	42,500,000,000	centrally cleared	2.384% FLR (3 month COLIBOR)/Quarterly	2.61%/Quarterly	$81,229	$—	$81,229
3/28/25	MXN	36,098,000	centrally cleared	6.24%/28 Days	4.514% FLR (28 day TIIE)/28 days	945	—	945
4/09/25	MXN	144,884,000	centrally cleared	6.27%/28 Days	4.5265% FLR (28 day TIIE)/28 days	15,610	—	15,610
						$97,784	$—	$97,784
Liability Derivatives
Interest Rate Swaps
1/02/23	BRL	45,316,000	centrally cleared	4.45%/At Maturity	2.65% FLR (Daily BZDIOVRA)/Daily	$(246,999)	$—	$(246,999)
1/02/24	BRL	39,154,000	centrally cleared	5.66%/At Maturity	2.65% FLR (Daily BZDIOVRA)/Daily	(137,439)	—	(137,439)
1/02/24	BRL	26,455,000	centrally cleared	7.24%/At Maturity	2.65% FLR (Daily BZDIOVRA)/Daily	(88,875)	—	(88,875)
1/02/24	BRL	20,000,000	centrally cleared	7.4%/At Maturity	2.65% FLR (Daily BZDIOVRA)/Daily	(56,153)	—	(56,153)
4/11/25	MXN	73,866,000	centrally cleared	5.98%/28 Days	4.5235% FLR (28 day TIIE)/28 days	(29,433)	—	(29,433)
4/17/25	MXN	56,197,000	centrally cleared	5.47%/28 Days	4.5215% FLR (28 day TIIE)28 days	(73,091)	—	(73,091)
						$(631,990)	$—	$(631,990)
At July 31, 2021, the fund had cash collateral of $1,345,103 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
7/31/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of July 31, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$100,582	$—	$—	$100,582
Non - U.S. Sovereign Debt	—	375,303,991	—	375,303,991
Foreign Bonds	—	23,105,696	—	23,105,696
Mutual Funds	35,485,801	—	—	35,485,801
Total	$35,586,383	$398,409,687	$—	$433,996,070
Other Financial Instruments
Futures Contracts – Liabilities	$(415,343)	$—	$—	$(415,343)
Forward Foreign Currency Exchange Contracts – Assets	—	2,693,538	—	2,693,538
Forward Foreign Currency Exchange Contracts – Liabilities	—	(1,467,610)	—	(1,467,610)
Swap Agreements – Assets	—	97,784	—	97,784
Swap Agreements – Liabilities	—	(631,990)	—	(631,990)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$3,658,579	$201,152,597	$169,325,375	$—	$—	$35,485,801
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$12,796	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of July 31, 2021, are as follows:
Brazil	14.5%
China	12.8%
South Africa	12.4%
Mexico	10.2%
Indonesia	7.3%
Malaysia	6.8%
Colombia	5.2%
Russia	4.8%
Chile	4.1%
Other Countries	21.9%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.